SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (MODIFIED CASH BASIS) (Details) - EBP 006	12 Months Ended
	Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	PUBLIC SERVICE ENTERPRISE GROUP INCORPORATEDEMPLOYEE SAVINGS PLAN
EIN No.	22-2625848
Plan Number	006
Cost	$ 0	[1]
Participant loan, current value	$ 38,366,385	[1]
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, maturity year	2026	[1]
Participant loan, interest rate	3.25%	[1]
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, maturity year	2030	[1]
Participant loan, interest rate	8.50%	[1]

[1]	Permitted party-in-interest transactions.